OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Deferred income tax assets (Note 20)	$ 1,332	$ 1,070
Employee post-retirement benefits (Note 28)	518	563
Long-term contract assets (Note 6)	457	355
Capital projects in development	237	99
Fair value of derivative contracts (Note 29)	155	91
Keystone XL contractual recoveries (Note 7)	34	44
Keystone environmental provision recovery (Note 18)	33	240
Other	252	323
Total other assets	$ 3,018	$ 2,785